Restricted Stock Plan - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2024
Restricted Stock Plan
Maximum number of shares shares base stock option award granted to per employee	25,000
Stock option awards vest period		9 years 6 months
Share based compensation arrangement by share based payment award contractual period		9 years 6 months
Allocated share-based compensation expense		$ 357,000	$ 884,000
Employee service share-based compensation, tax benefit from compensation expense		75,000	186,000
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 1,778,000	$ 2,204,000
Total unrecognized compensation cost related to nonvested share-based compensation cost is expected to be recognized over a weighted-average period		6 years 8 months 12 days
Stock Incentive Plan
Restricted Stock Plan
Number of shares authorized under plan	500,000
Number of shares issued under plan		311,790